Employee benefits and private pension plan - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) EMPLOYEES	Dec. 31, 2024 BRL (R$) EMPLOYEES	Dec. 31, 2023 BRL (R$)
Disclosure of defined benefit plans [line items]
Defined contribution pension plan fund | R$	R$ 4,154	R$ 4,454
Contribution to Ultraprev | R$	R$ 24,963	R$ 22,482	R$ 22,482
Number of active participating employees	3,966	3,801
Number of retired participating employees	314	297
Number of former employees receiving benefits	20
Demographic assumption percentage of reasonably possible decrease in mortality table for other benefits	10.00%
Top of range [member]
Disclosure of defined benefit plans [line items]
Average period	14 months